Note 16 - Interest Rate Risk Position (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	April 30, 2025		October 31, 2024
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$3,326	$(3,566)	$5,223	$(5,430)

Duration difference between assets and liabilities (months)	(0.6)		(1.6)